Stock-Based Compensation (Stock Incentive Plan) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		0 Months Ended	3 Months Ended				9 Months Ended				12 Months Ended						12 Months Ended			3 Months Ended
	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010	Oct. 01, 2013 Executive Officer [Member] officer	Oct. 01, 2013 IPO [Member]	Oct. 01, 2013 Accelerated Vesting of Outstanding Stock Options [Member] IPO [Member]	Oct. 01, 2013 Stock Options Granted [Member] IPO [Member]	Dec. 28, 2010 Stock Option [Member]	Oct. 01, 2013 Stock Option [Member]		Oct. 02, 2012 Stock Option [Member]		Oct. 01, 2013 Stock Option [Member]		Oct. 02, 2012 Stock Option [Member]		Jan. 01, 2013 Stock Option [Member]		Jan. 03, 2012 Stock Option [Member]	Dec. 27, 2010 Stock Option [Member]	Oct. 01, 2012 Stock Option [Member]	Dec. 26, 2010 Stock Option [Member]	Jan. 01, 2013 General and Administrative Expense [Member]	Jan. 03, 2012 General and Administrative Expense [Member]	Dec. 28, 2010 General and Administrative Expense [Member]	Oct. 01, 2013 General and Administrative Expense [Member] Employee Stock Purchase Plan [Member]
Options, Outstanding
Outstanding, beginning of period										3,474,398		2,789,212		2,973,167		2,621,023		2,621,023		2,420,861	4,348,407	2,667,918	0
Granted					403,900				2,420,861	0	[1]	8,655	[1]	538,273	[1]	176,850	[1]	516,473		283,307	736,734
Forfeited									0									(164,329)		(81,330)	(85,762)
Exercised									0	0		0		0		0		0		(1,815)	(59,990)
Cash settled																					(4,939,389)
Canceled										1,961		129,949		39,004		129,949
Outstanding, end of period									2,420,861	3,472,437				3,472,437				2,973,167		2,621,023		2,667,918	0
Vested and expected to vest																		2,823,099
Exercisable																		1,229,341
Weighted Average Exercise Price
Weighted- average exercise price, beginning balance (USD per share)														$ 9.12		$ 8.67		$ 8.67		$ 8.67	$ 4.96		$ 0.00
Granted (USD per share)									$ 8.67									$ 11.27		$ 8.67	$ 5.86
Forfeited (USD per share)									$ 0.00									$ 8.68		$ 8.67	$ 5.04
Exercised (USD per share)									$ 0.00									$ 0.00		$ 8.67	$ 2.46
Cash settled (USD per share)																					$ 5.13
Weighted- average exercise price, ending balance (USD per share)									$ 8.67									$ 9.12		$ 8.67			$ 0.00
Vested and expected to vest (USD per share)																		$ 9.06
Exercisable (USD per share)																		$ 8.67
Weighted- Average Remaining Years of Contractual Life
Outstanding																		8 years 1 month 6 days
Vested and expected to vest																		8 years 0 months 18 days
Exercisable																		7 years 5 months 23 days
Aggregate Intrinsic Value
Outstanding																		$ 8,971	[2]
Vested and expected to vest																		8,656	[2]
Exercisable																		4,261	[2]
Share price (USD per share)		$ 12.13
Weighted average fair market value on option grant date (USD per share)		$ 2.84	$ 1.89	$ 1.72								$ 1.25		$ 5.81		$ 1.21
Stock based compensation expense							2,000	1,200		131	[3]	315	[3]	4,065	[3]	921	[3]							1,200	1,300	5,600	45
Capitalized stock based compensation expense										$ 15		$ 21		$ 56		$ 57
Number of officers granted awards					2
Vesting percentage					50.00%	50.00%
Vesting period	4 years

[1]	The stock options granted in the first three quarters of 2013 included 403,900 awards to two executive officers of which 50% vested at IPO and the remaining vest annually over four years on the anniversary of the grant in equal installments.
[2]	Aggregate intrinsic value represents the amount by which estimated fair value of the Company's stock ($12.13 as of January 1, 2013) exceeds the exercise price of the option as of January 1, 2013.
[3]	Stock-based compensation expense includes $45,000 related to the Employee Stock Purchase Plan in the third quarter and first three quarters of 2013 and is included in general and administrative expense on the consolidated statements of income. Of the total stock-based compensation recognized in the first three quarters of 2013, $2.0 million related to accelerated vesting of outstanding stock options at the IPO and $1.2 million related to stock options granted at the IPO to 2 executive officers of which 50% were vested at the time of grant.